Altaba Inc.

Consolidated Schedule of Investments

As of September 30, 2019 (unaudited)

($ in thousands)

Description				Principal $ /Shares / Units	Fair Value $
Affiliated Investments at Fair Value — 7.0%
Online Services and e-Commerce
Common shares - 7.0%
Alibaba Group Holding Limited (1)(2)				5,000,000	836,150
Total Affiliated Investments at Fair Value (Cost — $35,673)					836,150

Unaffiliated Investments at Fair Value — 0.0%
Internet Software & Services
Common shares - 0.0%
SeatGeek, Inc. (1)(3)				47,463	185
Total Common Shares (Cost — $9)					185

Fixed Income Securities		Rate % (4)	Final Maturity (5)	Principal $	Fair Value $
Money Market Funds — 27.0%
Fidelity Government Portfolio - Class I		1.86		1,816,791	1,816,791
Federated Government Obligations Fund - Institutional Class		1.89		1,403,253	1,403,253
JP Morgan U.S. Government Money Market Fund - Capital Class		1.82		11,860	11,860
Total Money Market Investments (Cost — $3,231,904)				3,231,904	3,231,904

	Rate Type	Rate % (6)	Final Maturity	Principal $	Fair Value $
Short Term
Corporate Debt — 1.3%
Financial — 0.3%
Berkshire Hathaway Finance Corp.	Floating	2.66 (3 month LIBOR USD + 0.32)	1/10/2020	2,500	2,502
Branch Banking and Trust Co.	Floating	2.75 (3 month LIBOR USD + 0.45)	1/15/2020	4,000	4,003
Mass Mutual Global Funding II	Fixed	1.95	9/22/2020	20,000	19,986
Protective Life Global Funding	Fixed	2.16	9/25/2020	7,000	7,011
Total				33,500	33,502
Industrial — 1.0%
American Honda Finance Corp	Fixed	2.45	9/24/2020	20,000	20,096
Apple Inc.	Floating	2.41 (3 month LIBOR USD + 0.20)	2/7/2020	13,506	13,511
Apple Inc.	Floating	2.25 (3 month LIBOR USD + 0.07)	5/11/2020	7,000	6,995
Chevron Corp	Floating	2.35 (3 month LIBOR USD + 0.21)	3/3/2020	12,000	12,008
Daimler Finance North America LLC	Fixed	2.30	1/6/2020	18,543	18,545
Honeywell International Inc.	Floating	2.55 (3 month LIBOR USD + 0.28)	10/30/2019	3,563	3,564
Intel Corp	Floating	2.26 (3 month LIBOR USD + 0.08)	5/11/2020	11,000	11,006
John Deere Capital Corporation	Floating	2.43 (3 month LIBOR USD + 0.30)	3/13/2020	8,140	8,149
Siemens Financieringsmaatschappij NV	Floating	2.46 (3 month LIBOR USD + 0.34)	3/16/2020	15,000	15,019
Toyota Motor Credit Corporation	Floating	2.56 (3 month LIBOR USD + 0.26)	4/17/2020	12,000	12,011
Total				120,752	120,904

Total Corporate Debt (Cost — $154,011)				154,252	154,406

		Rate % (7)
Commercial Paper — 97.0%
ABN Amro Funding USA LLC	Zero Coupon	2.44	12/12/2019	40,000	39,802
ABN Amro Funding USA LLC	Zero Coupon	2.44	12/2/2019	70,000	69,701
Allianz Finance Corp	Zero Coupon	2.13	10/18/2019	30,000	29,968
Allianz Finance Corp	Zero Coupon	2.05	11/12/2019	28,000	27,931
Archer-Daniels-Midland Company	Zero Coupon	—	10/1/2019	100,000	100,000
Australia and New Zealand Banking Group Limited	Zero Coupon	1.98	3/26/2020	100,000	99,022
Australia and New Zealand Banking Group Limited	Zero Coupon	1.98	4/2/2020	75,000	74,237
Automatic Data Processing, Inc.	Zero Coupon	0.98	10/2/2019	425,000	424,977
Canadian Imperial Bank of Commerce	Zero Coupon	1.99	3/26/2020	50,000	49,508
Canadian Imperial Bank of Commerce	Zero Coupon	1.98	4/1/2020	150,000	148,483
Canadian Imperial Bank of Commerce	Zero Coupon	1.97	4/3/2020	50,000	49,491
Canadian Imperial Bank of Commerce	Zero Coupon	1.98	4/28/2020	75,000	74,132
Cargill, Inc	Zero Coupon	—	10/1/2019	50,000	50,000
Cargill, Inc	Zero Coupon	1.63	10/7/2019	100,000	99,968
CDP Financial Inc	Zero Coupon	1.95	1/16/2020	75,000	74,561
Credit Suisse AG	Zero Coupon	2.02	1/31/2020	26,495	26,312
Credit Suisse AG	Zero Coupon	2.17	12/12/2019	50,000	49,780
Cummins Inc.	Zero Coupon	1.89	10/15/2019	25,000	24,980
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	Zero Coupon	2.06	11/12/2019	50,000	49,877
Emerson Electric Co.	Zero Coupon	1.29	10/3/2019	30,000	29,997
Exxon Mobil Corporation	Zero Coupon	1.85	10/10/2019	95,000	94,951
Exxon Mobil Corporation	Zero Coupon	1.93	1/24/2020	75,000	74,533
Exxon Mobil Corporation	Zero Coupon	1.52	10/4/2019	100,000	99,983
Exxon Mobil Corporation	Zero Coupon	1.78	10/8/2019	30,000	29,988
Exxon Mobil Corporation	Zero Coupon	2.11	10/15/2019	25,000	24,978
Exxon Mobil Corporation	Zero Coupon	2.12	10/25/2019	125,000	124,816
Exxon Mobil Corporation	Zero Coupon	1.81	10/7/2019	200,000	199,930
Exxon Mobil Corporation	Zero Coupon	1.97	10/18/2019	170,000	169,832

		Rate % (7)
Fédération des caisses Desjardins du Québec	Zero Coupon	2.10	10/15/2019	90,000	89,921
Fédération des caisses Desjardins du Québec	Zero Coupon	2.15	10/17/2019	90,000	89,909
Fédération des caisses Desjardins du Québec	Zero Coupon	2.15	10/24/2019	25,000	24,964
General Dynamics Corporation	Zero Coupon	1.39	10/3/2019	118,000	117,986
Groupe BPCE	Zero Coupon	2.00	1/15/2020	100,000	99,405
Henkel Corporation	Zero Coupon	2.13	4/6/2020	90,000	88,994
Henkel Corporation	Zero Coupon	2.10	10/18/2019	90,000	89,906
Henkel Corporation	Zero Coupon	2.15	1/8/2020	52,000	51,690
Henkel Corporation	Zero Coupon	2.15	1/10/2020	45,000	44,726
Henkel Corporation	Zero Coupon	1.97	10/8/2019	50,000	49,978
Henkel Corporation	Zero Coupon	2.09	10/17/2019	95,000	94,906
Henkel Corporation	Zero Coupon	2.07	11/12/2019	50,000	49,876
Henkel Corporation	Zero Coupon	2.03	11/13/2019	30,000	29,925
Henkel Corporation	Zero Coupon	2.03	11/15/2019	100,000	99,740
Henkel Corporation	Zero Coupon	2.03	11/19/2019	65,000	64,817
Kimberly-Clark Corporation	Zero Coupon	1.75	10/10/2019	67,900	67,867
Kimberly-Clark Corporation	Zero Coupon	1.65	10/7/2019	50,000	49,984
Kimberly-Clark Corporation	Zero Coupon	1.70	10/8/2019	50,000	49,981
Kimberly-Clark Corporation	Zero Coupon	1.73	10/9/2019	25,000	24,989
Kimberly-Clark Corporation	Zero Coupon	1.76	10/11/2019	40,000	39,978
Koch Industries, Inc.	Zero Coupon	1.78	10/10/2019	50,000	49,975
Koch Industries, Inc.	Zero Coupon	1.80	10/11/2019	212,000	211,883
Koch Industries, Inc.	Zero Coupon	1.86	10/15/2019	60,000	59,954
Koch Industries, Inc.	Zero Coupon	1.96	10/18/2019	120,000	119,883
Merck & Co., Inc.	Zero Coupon	1.77	10/15/2019	25,000	24,982
Merck & Co., Inc.	Zero Coupon	1.82	10/23/2019	50,000	49,942
Merck & Co., Inc.	Zero Coupon	1.82	10/25/2019	50,000	49,937
Merck & Co., Inc.	Zero Coupon	1.84	11/1/2019	50,000	49,918

		Rate % (7)
Mizuho Bank	Zero Coupon	2.16	1/13/2020	50,000	49,684
National Australia Bank Limited	Zero Coupon	2.10	3/2/2020	40,000	39,641
National Australia Bank Limited	Zero Coupon	2.12	10/28/2019	150,000	149,753
National Rural Utilities Cooperative Finance Corp	Zero Coupon	1.46	10/4/2019	21,215	21,212
National Securities Clearing Corporation	Zero Coupon	2.11	1/21/2020	50,000	49,669
National Securities Clearing Corporation	Zero Coupon	2.08	1/9/2020	50,000	49,708
National Securities Clearing Corporation	Zero Coupon	1.98	10/17/2019	65,000	64,939
National Securities Clearing Corporation	Zero Coupon	1.95	10/21/2019	40,000	39,954
National Securities Clearing Corporation	Zero Coupon	1.97	10/25/2019	50,000	49,932
National Securities Clearing Corporation	Zero Coupon	1.98	10/28/2019	50,000	49,923
Nationwide Building Society	Zero Coupon	2.39	10/21/2019	50,000	49,930
Nederlandse Waterschapsbank N.V.	Zero Coupon	2.02	11/27/2019	62,000	61,798
Nestle Capital Corporation	Zero Coupon	1.86	10/11/2019	100,000	99,943
Nestle Capital Corporation	Zero Coupon	2.00	10/17/2019	50,000	49,953
Nestle Capital Corporation	Zero Coupon	1.96	12/10/2019	220,000	219,149
Nestle Capital Corporation	Zero Coupon	2.37	12/12/2019	45,000	44,784
NIKE, Inc.	Zero Coupon	1.71	10/8/2019	96,000	95,964
NIKE, Inc.	Zero Coupon	1.76	10/10/2019	30,000	29,985
PACCAR Financial Corp.	Zero Coupon	1.02	10/2/2019	25,100	25,099
PACCAR Financial Corp.	Zero Coupon	1.74	10/7/2019	22,500	22,492
PACCAR Financial Corp.	Zero Coupon	1.93	10/28/2019	14,426	14,404
PACCAR Financial Corp.	Zero Coupon	1.92	10/31/2019	29,750	29,701
PACCAR Financial Corp.	Zero Coupon	1.92	11/1/2019	61,000	60,896
PACCAR Financial Corp.	Zero Coupon	2.02	11/21/2019	8,925	8,899
Pricoa Short Term Funding, LLC	Zero Coupon	2.40	11/15/2019	30,000	29,908
Province of Alberta	Zero Coupon	1.95	1/14/2020	100,000	99,425
Province of Alberta	Zero Coupon	1.97	2/6/2020	75,000	74,469
Province of Alberta	Zero Coupon	2.28	10/30/2019	25,000	24,952

		Rate % (7)
Province of Alberta	Zero Coupon	2.31	12/5/2019	29,000	28,877
Province of British Columbia	Zero Coupon	1.99	11/13/2019	24,500	24,440
Province of Quebec	Zero Coupon	1.98	11/18/2019	75,000	74,798
PSP Capital Inc.	Zero Coupon	1.93	10/7/2019	92,000	91,965
Royal Bank of Canada	Zero Coupon	1.94	3/18/2020	175,000	173,398
Royal Bank of Canada	Zero Coupon	2.10	2/18/2020	75,000	74,382
Santander UK plc	Zero Coupon	2.04	1/31/2020	63,781	63,336
Simon Property Group, L.P.	Zero Coupon	1.07	10/2/2019	100,000	99,994
Simon Property Group, L.P.	Zero Coupon	1.60	10/4/2019	118,000	117,979
Simon Property Group, L.P.	Zero Coupon	1.92	10/11/2019	65,000	64,962
Simon Property Group, L.P.	Zero Coupon	2.05	11/14/2019	30,000	29,923
Simon Property Group, L.P.	Zero Coupon	2.05	11/21/2019	49,000	48,855
Simon Property Group, L.P.	Zero Coupon	2.02	12/4/2019	40,000	39,854
Simon Property Group, L.P.	Zero Coupon	2.07	11/5/2019	25,000	24,948
Skandinaviska Enskilda Banken AB	Zero Coupon	2.18	12/10/2019	125,000	124,462
Skandinaviska Enskilda Banken AB	Zero Coupon	2.02	12/20/2019	100,000	99,544
Société Générale Société anonyme	Zero Coupon	2.04	11/26/2019	75,000	74,757
Société Générale Société anonyme	Zero Coupon	2.05	10/15/2019	31,460	31,433
St Engineering NA Inc.	Zero Coupon	2.08	1/13/2020	16,900	16,797
St Engineering North America, Inc.	Zero Coupon	2.02	11/29/2019	30,000	29,899
Sumitomo Mitsui Banking Corporation	Zero Coupon	2.01	1/14/2020	125,000	124,260
Sumitomo Mitsui Banking Corporation	Zero Coupon	2.01	2/4/2020	50,000	49,645
Sumitomo Mitsui Banking Corporation	Zero Coupon	2.37	11/14/2019	165,000	164,512
Sumitomo Mitsui Trust Bank Ltd.	Zero Coupon	2.18	1/7/2020	200,000	198,802
Sumitomo Mitsui Trust Bank Ltd.	Zero Coupon	2.18	1/16/2020	30,000	29,804
The Bank of Nova Scotia	Zero Coupon	—	10/1/2019	53,400	53,400
The Coca-Cola Company	Zero Coupon	2.12	10/30/2019	25,000	24,956
The Coca-Cola Company	Zero Coupon	2.12	11/1/2019	50,000	49,906

		Rate % (7)
The Coca-Cola Company	Zero Coupon	1.13	10/2/2019	150,000	149,991
The Coca-Cola Company	Zero Coupon	1.49	10/3/2019	150,000	149,981
The Coca-Cola Company	Zero Coupon	1.68	10/4/2019	50,000	49,991
The Coca-Cola Company	Zero Coupon	1.99	10/9/2019	25,000	24,988
The Coca-Cola Company	Zero Coupon	2.13	1/21/2020	115,000	114,231
The Coca-Cola Company	Zero Coupon	2.18	1/22/2020	48,000	47,669
The Coca-Cola Company	Zero Coupon	2.13	1/23/2020	100,000	99,319
The Coca-Cola Company	Zero Coupon	2.13	1/24/2020	50,000	49,657
The Coca-Cola Company	Zero Coupon	2.08	2/24/2020	100,000	99,152
The Coca-Cola Company	Zero Coupon	2.19	3/19/2020	70,000	69,273
The Coca-Cola Company	Zero Coupon	2.36	11/14/2019	14,000	13,959
The Coca-Cola Company	Zero Coupon	2.39	11/15/2019	45,000	44,863
The Hershey Company	Zero Coupon	1.40	10/3/2019	50,000	49,994
The Hershey Company	Zero Coupon	1.82	10/10/2019	20,000	19,990
The Hershey Company	Zero Coupon	1.85	10/11/2019	50,000	49,972
The Hershey Company	Zero Coupon	1.89	10/24/2019	50,000	49,937
The Hershey Company	Zero Coupon	1.91	10/31/2019	41,000	40,933
The Hershey Company	Zero Coupon	1.58	10/4/2019	25,000	24,996
The Toronto-Dominion Bank	Zero Coupon	2.11	2/18/2020	50,000	49,586
The Toronto-Dominion Bank	Zero Coupon	2.03	1/6/2020	69,525	69,141
The Toronto-Dominion Bank	Zero Coupon	2.20	1/10/2020	80,000	79,502
The Toronto-Dominion Bank	Zero Coupon	2.01	1/15/2020	20,200	20,079
The Toronto-Dominion Bank	Zero Coupon	1.97	3/3/2020	50,000	49,576
The Toronto-Dominion Bank	Zero Coupon	2.21	12/9/2019	100,000	99,571
The Toronto-Dominion Bank	Zero Coupon	2.01	1/9/2020	30,000	29,831
The Toronto-Dominion Bank	Zero Coupon	2.16	2/3/2020	20,000	19,849
The Toronto-Dominion Bank	Zero Coupon	2.10	2/6/2020	20,000	19,849

		Rate % (7)
The Toronto-Dominion Bank	Zero Coupon	2.16	2/10/2020	75,000	74,401
The Toronto-Dominion Bank	Zero Coupon	2.00	4/24/2020	100,000	98,850
The Toronto-Dominion Bank	Zero Coupon	1.99	5/5/2020	40,000	39,518
The Toronto-Dominion Bank	Zero Coupon	1.99	6/26/2020	60,000	59,103
The Toronto-Dominion Bank	Zero Coupon	—	10/1/2019	20,000	20,000
The Toronto-Dominion Bank	Zero Coupon	2.32	10/18/2019	30,000	29,965
Total Capital Canada Ltd.	Zero Coupon	1.13	10/2/2019	50,000	49,997
Total Capital Canada Ltd.	Zero Coupon	1.51	10/3/2019	95,000	94,988
Total Capital Canada Ltd.	Zero Coupon	1.93	10/8/2019	100,000	99,957
Total Capital Canada Ltd.	Zero Coupon	2.08	10/18/2019	125,000	124,870
Toyota Motor Credit Corporation	Zero Coupon	2.11	1/13/2020	100,000	99,385
Toyota Motor Credit Corporation	Zero Coupon	2.11	1/14/2020	100,000	99,379
Toyota Motor Credit Corporation	Zero Coupon	1.81	10/7/2019	120,000	119,958
Toyota Motor Credit Corporation	Zero Coupon	1.88	10/9/2019	50,000	49,977
Toyota Motor Credit Corporation	Zero Coupon	1.89	10/10/2019	200,000	199,895
Toyota Motor Credit Corporation	Zero Coupon	1.91	10/16/2019	100,000	99,915
Toyota Motor Credit Corporation	Zero Coupon	1.98	11/6/2019	150,000	149,695
Toyota Motor Credit Corporation	Zero Coupon	2.39	11/25/2019	15,000	14,944
Toyota Motor Credit Corporation	Zero Coupon	2.37	11/26/2019	50,000	49,813
Unilever Capital Corporation	Zero Coupon	2.17	10/21/2019	21,000	20,973
Unilever Capital Corporation	Zero Coupon	2.19	10/24/2019	55,000	54,920
Unilever Capital Corporation	Zero Coupon	2.01	11/4/2019	38,000	37,926
Walmart Inc.	Zero Coupon	1.65	10/7/2019	105,000	104,966
Walmart Inc.	Zero Coupon	1.86	11/8/2019	21,805	21,761
Walmart Inc.	Zero Coupon	1.86	11/18/2019	60,000	59,848
Walmart Inc.	Zero Coupon	1.87	11/19/2019	41,850	41,741
Walmart Inc.	Zero Coupon	1.68	10/8/2019	145,000	144,946
Total Commercial Paper (Cost — $11,631,230)				11,668,732	11,631,379

		Rate % (6)
Certificates of Deposits — 14.1%
Bank of Montreal	Fixed	2.10	1/2/2020	75,000	75,000
Bank of Montreal	Fixed	2.28	10/2/2019	55,000	55,000
Bank of Montreal	Fixed	2.34	10/9/2019	30,000	30,000
Bank of Montreal	Fixed	2.26	10/11/2019	60,000	60,000
Bank of Montreal	Fixed	2.00	12/27/2019	100,000	100,000
Bank of Montreal	Floating	2.39 (3 month LIBOR USD + 0.06)	4/3/2020	65,000	64,997
Bank of Nova Scotia	Floating	2.23 (1 month LIBOR USD + 0.14)	4/2/2020	200,000	200,000
Bank of Nova Scotia	Floating	2.20 (1 month LIBOR USD + 0.16)	4/9/2020	150,000	150,000
Bank of Nova Scotia	Floating	2.66 (daily LIBOR USD + 0.26)	4/16/2020	150,000	150,000
BNP Paribas	Floating	2.19 (1 month LIBOR USD + 0.15)	3/9/2020	50,000	50,000
BNP Paribas	Floating	2.23 (1 month LIBOR USD + 0.19)	3/9/2020	50,000	50,000
BNP Paribas	Fixed	2.25	10/1/2019	70,000	70,000
BNP Paribas	Fixed	2.26	12/11/2019	70,000	70,000
BNP Paribas	Fixed	1.94	2/14/2020	50,000	50,000
BNP Paribas	Fixed	2.20	12/18/2019	100,000	100,000
Credit Suisse AG	Fixed	2.67	2/7/2020	54,900	54,958
Mizuho Bank	Fixed	2.30	10/18/2019	25,000	25,000
Mizuho Bank	Fixed	2.08	2/7/2020	25,000	25,000
Norinchukin Bank	Fixed	2.20	1/10/2020	40,000	39,997
Norinchukin Bank	Fixed	2.20	1/16/2020	150,000	150,000
Sumitomo Mitsui Trust Bank Ltd.	Fixed	2.25	1/8/2020	97,000	97,003
Sumitomo Mitsui Trust Bank Ltd.	Fixed	2.25	1/9/2020	25,000	25,000
Total Certificates of Deposits (Cost — $1,691,954)				1,691,900	1,691,955

		Rate % (7)
Agency Notes — 8.2%
Federal Home Loan Banks	Zero Coupon	1.86	1/3/2020	100,000	99,517
Federal Home Loan Banks	Zero Coupon	1.48	10/4/2019	167,100	167,073
Federal Home Loan Banks	Zero Coupon	1.76	10/9/2019	70,000	69,970
Federal Home Loan Banks	Zero Coupon	1.78	10/10/2019	50,000	49,976
Federal Home Loan Banks	Zero Coupon	1.89	10/23/2019	338,350	337,947
Federal Home Loan Banks	Zero Coupon	1.91	11/22/2019	16,000	15,955
Federal Home Loan Banks	Zero Coupon	1.91	12/20/2019	50,000	49,789
Tennessee Valley Authority	Zero Coupon	1.83	10/9/2019	199,000	198,910
Total Agency Notes (Cost — $989,053)				990,450	989,137

		Rate % (6) (7)
U.S. Government Debt — 2.5%
United States Treasury	Zero Coupon	1.80	12/12/2019	150,000	149,464
United States Treasury	Zero Coupon	1.75	12/19/2019	150,000	149,429

		Rate % (6) (7)
Total U.S. Government Debt (Cost — $298,722)				300,000	298,893

Total Short Term Fixed Income Securities (Cost — $14,764,970) — 123.2%				14,805,334	14,765,770

Long Term
Corporate Debt — 0.7%
Financial — 0.5%
US Bank	Fixed	2.05	10/23/2020	25,000	25,018
Wells Fargo Bank	Fixed	2.60	1/15/2021	35,000	35,258
Total				60,000	60,276
Industrial — 0.2%
American Honda Finance Corp	Fixed	2.65	2/12/2021	12,500	12,623
American Honda Finance Corp	Floating	2.39 (3 month LIBOR USD + 0.21)	2/12/2021	12,500	12,496
Total				25,000	25,119
Total Corporate Debt (Cost — $84,768)				85,000	85,395

Total Long Term Fixed Income Securities (Cost — $84,768) — 0.7%				85,000	85,395
Total Unaffiliated Investments (Cost — $18,081,651)				18,122,238	18,083,254

				Units	Fair Value $
Investment in Controlled Affiliate
Internet Software & Services
Excalibur IP, LLC (1)(3)				3,420	223,000
Total Investment in Controlled Affiliate (Cost — $0) — 1.9%					223,000

Total Investments — 159.7%					19,142,404

Other Liabilities/Other Assets — (59.7)%					(7,153,269)

Net Assets Applicable to Common Shares — 100%					$11,989,135

(1)	Non-income producing securities.
(2)

The Fund is a party to a registration rights agreement with respect to its Alibaba Shares. The registration rights agreement contains provisions restricting the ability to sell the Alibaba Shares in certain circumstances. For a further description see the Fund’s Registration Statement on Form N-2.

(3)	Fair-value investment. Represents fair value measured in good faith under procedures approved by the Board of Directors, aggregate holdings equal to less than 1% of the net assets of the Fund.
(4)	Presented rate represents the Money Market Fund’s average 7-day % yield.
(5)	Money Market Funds do not have a set maturity date.
(6)	For fixed and floating rate bonds, the rate presented is the coupon rate as of September 30, 2019. LIBOR stands for London Interbank Offered Rate.
(7)	For zero coupon bonds, the rate presented is Yield as of September 30, 2019.

At September 30, 2019, the tax cost basis of the Fund’s investments (in thousands) was $18,287,465 and the unrealized appreciation and depreciation were $854,939 and $0, respectively, with a net unrealized appreciation of $854,939.

Hierarchy of Fair Value Inputs

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing management’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table reflects the valuation level used in the consolidated schedule of investments as of September 30, 2019 for the Fund’s assets (in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated investments	$836,150	$—	$—	$836,150
Unaffiliated investments:
Common shares	—	—	185	185
Money market funds	3,231,904	—	—	3,231,904
Fixed income securities:
Corporate debt - short and long term	—	239,801	—	239,801
Commercial paper	—	11,631,379	—	11,631,379
Certificates of deposits	—	1,691,955	—	1,691,955
U.S. government debt	—	1,288,030	—	1,288,030
Investment in controlled affiliate:
Excalibur (1)	—	—	223,000	223,000

Total financial assets at fair value	$4,068,054	$14,851,165	$223,185	$19,142,404

(1)	Excalibur assets relates to the Fund’s patent portfolio.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	Assets			Liabilities
	Total Investments in Securities	Unaffiliated Investments	Investment in Controlled Affiliate	Written Warrants
Balance as of January 1, 2019	$250,185	$185	$250,000	$(23,974)
Purchases	—	—	—	101,594
Sales	(27,006)	—	(27,006)	—
Change in unrealized appreciation (depreciation)	(27,000)	—	(27,000)	(67,536)
Realized gain (loss)	27,006	—	27,006	(10,084)
Transfers out of Level 3	—	—	—	—

Balance as of September 30, 2019	$223,185	$185	$223,000	$—

The change in unrealized appreciation (depreciation) attributable to assets owned on September 30, 2019, which were valued using significant unobservable inputs (Level 3) amounted to $(27,000).

The fair values of Altaba’s Level 1 financial assets and liabilities are based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The fair values of Altaba’s Level 2 financial assets and liabilities are obtained using quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets in markets that are not active; and inputs other than quoted prices (e.g., interest rates and yield curves). Altaba utilizes a pricing service to assist in obtaining fair value pricing for the marketable debt securities.

Type of investment	Fair Value at September 30, 2019 (in thousands)	Valuation Technique	Unobservable Inputs
Unaffiliated investments - common shares	$185	Transaction price	Price per share	$3.90
Investment in controlled affiliate - Excalibur	$223,000	Income approach	Number of patents plus applications pending	3,420
			Discount rate	12.5%

Investments in Affiliates

If the Fund’s holding represents ownership of 5% or more of voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The Fund had the following transactions during the period ended September 30, 2019 with affiliated companies(1):

Alibaba Group Holding Limited
Balance of shares held at January 1, 2019	283,315,416
Purchases	—
Sales	(278,315,416)
Balance of shares held at September 30, 2019	5,000,000
Fair value as of September 30, 2019(2)	$836,150
Change in unrealized appreciation (depreciation)(2)	$(36,022,364)
Distributions	$—
Net realized gain (loss)(2)	$44,017,327

Excalibur IP, LLC
Balance of patents held and applications pending at January 1, 2019	3,420
Change in patents held	—
Balance of patents held and applications pending at September 30, 2019	3,420
Fair value as of September 30, 2019(2)	$223,000
Change in unrealized appreciation (depreciation)(2)	$(27,000)
Distributions	$—
Net realized gain (loss)(2)	$27,006

(1)	Affiliated issuer, as defined in the Investment Company Act of 1940, as amended.
(2)	In thousands.